Balance Sheet - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 5,129,828	$ 6,892,772	$ 8,981,894
Deferred offering costs	371,113	344,936
Prepaid expenses and other current assets	94,149	80,247	149,342
Total current assets	5,595,090	7,317,955	9,131,236
Restricted cash	0	0	800,031
Total assets	5,595,090	7,317,955	9,931,267
Current liabilities:
Accounts payable, accrued expenses and other current liabilities	468,272	399,551	311,867
Total current liabilities	468,272	399,551	311,867
Long term liabilities	0	0	0
Total liabilities	468,272	399,551	311,867
Commitments and contingencies
Stockholders' equity:
Common stock	9,291	9,291	9,291
Additional paid-in capital	29,058,630	28,567,221	28,037,889
Accumulated deficit	(3,456)	(2,396)	(18,427,780)
Accumulated other comprehensive loss	(23,937,647)	(21,655,712)	0
Total stockholders equity	5,126,818	6,918,404	9,619,400
Total liabilities and stockholders' equity	$ 5,595,090	$ 7,317,955	$ 9,931,267